STOCKHOLDERS' DEFICIT (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 11, 2015
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Granted		2,456,172
Warrants Exercisable		1,056,172
Exercise Price $0.001 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price		$ 0.001
Warrants Granted		1,350,000
Remaining Life (Years)		1 year 11 months 19 days
Warrants Exercisable		450,000
Exercise Price $1.50 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price		$ 1.50
Warrants Granted		306,172
Remaining Life (Years)		4 years 7 months 10 days
Warrants Exercisable		306,172
Exercise Price $2.00 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price		$ 2.00
Warrants Granted		300,000
Remaining Life (Years)		4 years 10 months 17 days
Warrants Exercisable		300,000
Exercise Price 2.50 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price		$ 2.50
Warrants Granted		500,000
Remaining Life (Years)		5 years 3 months
Warrants Exercisable
Warrant Exercise Price $0.001 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.001
Warrants Granted	1,350,000
Remaining Life (Years)	1 year 2 months 8 days
Warrants Exercisable	900,000
Warrant Exercise Price $0.60 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.60
Warrants Granted	462,500
Remaining Life (Years)	4 years 9 months 24 days
Warrants Exercisable	462,500
Warrant Exercise Price $0.71 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.71
Warrants Granted	2,016,734
Remaining Life (Years)	9 years 11 months 23 days
Warrants Exercisable	2,016,734
Warrant Exercise Price $1.50 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 1.50
Warrants Granted	306,172
Remaining Life (Years)	3 years 9 months 27 days
Warrants Exercisable	306,172
Warrant Exercise Price $2.00 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 2.00
Warrants Granted	300,000
Remaining Life (Years)	3 years 10 months 13 days
Warrants Exercisable	300,000
Warrant Exercise Price $2.50 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 2.50
Warrants Granted	500,000
Remaining Life (Years)	4 years 2 months 26 days
Warrants Exercisable	500,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price			$ 1.50
Warrants Granted	4,935,406
Warrants Exercisable	4,485,406